Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property, plant and equipment, net
Schedule of property, plant and equipment

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Buildings	1,156,762	1,255,743
Furniture, fixtures and office equipment	79,425	83,745
Motor vehicles	25,903	26,318
Machinery and equipment	4,065,354	4,220,860
Leasehold improvements	132,542	141,289
Total	5,459,986	5,727,955
Less: accumulated depreciation	(1,629,798)	(2,209,955)
Subtotal	3,830,188	3,518,000
Construction-in-progress	617,281	640,108
Property, plant and equipment, net	4,447,469	4,158,108